FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [abstract]
Assets	$ 47,287	$ 47,626
Recurring fair value measurement
Disclosure of fair value measurement of assets [abstract]
Assets (liabilities)	2,250
Recurring fair value measurement | Other investments
Disclosure of fair value measurement of assets [abstract]
Assets	60
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets [abstract]
Assets	330
Recurring fair value measurement | Receivable from NOVAGOLD
Disclosure of fair value measurement of assets [abstract]
Assets	160
Recurring fair value measurement | Investment in Loulo-Gounkoto
Disclosure of fair value measurement of assets [abstract]
Assets	1,700
Carrying amount
Disclosure of fair value measurement of assets [abstract]
Financial assets	776	818
Financial liabilities	5,327	5,324
Carrying amount | Debt
Disclosure of fair value measurement of assets [abstract]
Financial liabilities	4,729	4,729
Carrying amount | Other liabilities
Disclosure of fair value measurement of assets [abstract]
Financial liabilities	598	595
Carrying amount | Other investments
Disclosure of fair value measurement of assets [abstract]
Financial assets	60	42
Carrying amount | Other assets
Disclosure of fair value measurement of assets [abstract]
Financial assets	716	776
At fair value [member]
Disclosure of fair value measurement of assets [abstract]
Financial assets	776	818
Financial liabilities	5,528	5,416
At fair value [member] | Debt
Disclosure of fair value measurement of assets [abstract]
Financial liabilities	4,930	4,821
At fair value [member] | Other liabilities
Disclosure of fair value measurement of assets [abstract]
Financial liabilities	598	595
At fair value [member] | Other investments
Disclosure of fair value measurement of assets [abstract]
Financial assets	60	42
At fair value [member] | Other assets
Disclosure of fair value measurement of assets [abstract]
Financial assets	716	$ 776
Level 1 of fair value hierarchy [member] | Recurring fair value measurement
Disclosure of fair value measurement of assets [abstract]
Assets (liabilities)	60
Level 1 of fair value hierarchy [member] | Recurring fair value measurement | Other investments
Disclosure of fair value measurement of assets [abstract]
Assets	60
Level 1 of fair value hierarchy [member] | Recurring fair value measurement | Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets [abstract]
Assets	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement | Investment in Loulo-Gounkoto
Disclosure of fair value measurement of assets [abstract]
Assets	0
Significant other observable inputs (Level 2) | Recurring fair value measurement
Disclosure of fair value measurement of assets [abstract]
Assets (liabilities)	330
Significant other observable inputs (Level 2) | Recurring fair value measurement | Other investments
Disclosure of fair value measurement of assets [abstract]
Assets	0
Significant other observable inputs (Level 2) | Recurring fair value measurement | Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets [abstract]
Assets	330
Significant other observable inputs (Level 2) | Recurring fair value measurement | Investment in Loulo-Gounkoto
Disclosure of fair value measurement of assets [abstract]
Assets	0
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement
Disclosure of fair value measurement of assets [abstract]
Assets (liabilities)	1,860
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement | Other investments
Disclosure of fair value measurement of assets [abstract]
Assets	0
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement | Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets [abstract]
Assets	0
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement | Receivable from NOVAGOLD
Disclosure of fair value measurement of assets [abstract]
Assets	160
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement | Investment in Loulo-Gounkoto
Disclosure of fair value measurement of assets [abstract]
Assets	$ 1,700